UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22576

Spend Life Wisely Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1845 Woodall Rodgers

Suite 1000

Dallas, TX 75201

(Address of Principal Executive Offices)(Zip Code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant’s Telephone Number, including Area Code: (214) 871-5200

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

July 31, 2025

RANGER SMALL CAP FUND – INSTITUTIONAL CLASS

RFISX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2024 to July 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Small Cap Fund	$113	1.15%

*Annualized

managment’s discussion of fund performance

The market environment entering the fiscal year was supportive of equities as inflation and labor-market pressures eased. This was followed by election driven optimism, as business confidence surged, aided by anticipated lighter regulation, low taxes, onshoring, and monetary easing. In early 2025, U.S. equities fell sharply, with small caps hit hardest after unexpectedly high tariff announcements. Investors viewed tariffs as a meaningful headwind, with risks of recession if trade partners retaliated. Markets then reversed sharply and rallied due to positive tariff news in April 2025, followed by the signing of the One Big Beautiful Bill in July.

For the fiscal year the Fund returned -3.73% compared with the Russell 2000 Growth index return of 3.15%. Underperformance was due to weaker performance by several holdings, along with leadership by low quality companies in the index. On a sector basis, the industrials and consumer discretionary sectors were the weakest contributors to performance, while technology and healthcare were strongest. While individual stock selection was largely the driver of performance, outperformance by the highest beta stocks in the second quarter of 2025, and continuing into July, was also a contributing factor. Most stocks in this category don’t meet our quality investment criteria, and their performance was a meaningful headwind late in the fiscal year.

The path of monetary policy depends largely on how ongoing tariff developments influence growth and inflation. While headline inflation may reaccelerate, the drag on growth from declining real wages could prompt the Fed to consider rate cuts aimed at preserving price stability—rather than pursuing traditional hikes to cool demand. “Mini-deals” would lift some of the fog over input prices but still leave average tariff rates elevated. In this case, the Fed could deliver the two cuts it recently signaled to the market. If there were to be a comprehensive détente, the Fed could potentially move faster, steepening the curve and providing a modest boost to rate-sensitive sectors.

A significant provision in the recent U.S. tax legislation that has received less attention is the full expensing of capital investments in machinery, equipment and structures allowing immediate deduction of 100% of qualifying capital expenditures. This provides a powerful incentive to accelerate investment in production capacity which could meaningfully pull forward demand for industrial equipment, automation systems, and factory infrastructure, particularly among mid-sized manufacturers with solid balance sheets and pent-up growth plans. We believe portfolio holdings across multiple sectors should benefit from this provision once enacted.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	-3.73%	4.38%	7.21%	$ 501,357
Russell 2000® Growth Index	3.15%	7.06%	7.28%	$ 504,598

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$30,029,200	53	49.34%	$184,685

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)

1.	Pegasystems, Inc.	4.82%
2.	Texas Roadhouse, Inc.	4.30%
3.	Federal Signal Corp.	4.00%
4.	AAON, Inc.	2.97%
5.	ADMA Biologics, Inc.	2.90%
6.	Excelerate Energy, Inc. Class A	2.74%
7.	Paylocity Holding Corp.	2.71%
8.	Casella Waste Systems, Inc. Class A	2.68%
9.	Stevanato Group S.p.A. (Italy)	2.66%
10.	AppFolio, Inc. Class A	2.58%
	Total % of Net Assets	32.36%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Small Cap Fund documents not be householded, please contact the Funds at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

ANNUAL SHAREHOLDER REPORT

July 31, 2025

RANGER MICRO CAP FUND – INSTITUTIONAL CLASS

RFIMX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2024 to July 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Ranger Micro Cap Fund	$123	1.28%

*Annualized

managment’s discussion of fund performance

The market environment entering the fiscal year was supportive of equities as inflation and labor-market pressures eased. This was followed by election driven optimism, as business confidence surged, aided by anticipated lighter regulation, low taxes, onshoring, and monetary easing. In early 2025, U.S. equities fell sharply, with small caps hit hardest after unexpectedly high tariff announcements. Investors viewed tariffs as a meaningful headwind, with risks of recession if trade partners retaliated. Markets then reversed sharply and rallied due to positive tariff news in April 2025, followed by the signing of the One Big Beautiful Bill in July.

For the fiscal year the Fund returned -7.48% compared with the Russell Microcap Growth index return of 12.48%. Underperformance was due to weaker performance by several holdings, along with leadership by low quality companies in the index. On a sector basis, the technology and industrials sectors were the weakest contributors to performance, while healthcare and utilities were strongest. While individual stock selection was largely the driver of performance, outperformance by the highest beta stocks in the second quarter of 2025, and continuing into July, was also a contributing factor. Most stocks in this category don’t meet our quality investment criteria, and their performance was a meaningful headwind late in the fiscal year.

The path of monetary policy depends largely on how ongoing tariff developments influence growth and inflation. While headline inflation may reaccelerate, the drag on growth from declining real wages could prompt the Fed to consider rate cuts aimed at preserving price stability—rather than pursuing traditional hikes to cool demand. “Mini deals” would lift some of the fog over input prices but still leave average tariff rates elevated. In this case, the Fed could deliver the two cuts it recently signaled to the market. If there were to be a comprehensive détente, the Fed could potentially move faster, steepening the curve and providing a modest boost to rate sensitive sectors.

A significant provision in the recent U.S. tax legislation that has received less attention is the full expensing of capital investments in machinery, equipment and structures allowing immediate deduction of 100% of qualifying capital expenditures. This provides a powerful incentive to accelerate investment in production capacity which could meaningfully pull forward demand for industrial equipment, automation systems, and factory infrastructure, particularly among mid-sized manufacturers with solid balance sheets and pent-up growth plans. We believe portfolio holdings across multiple sectors should benefit from this provision once enacted.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	-7.48%	10.23%	8.50%	$447,936
Russell Microcap® Growth Index	12.48%	5.16%	3.37%	$316,875

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$10,022,450	37	49.18%	$29,291

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings

(% of Net Assets) *

1.	Kura Sushi USA, Inc. Class A	4.72%
2.	LeMaitre Vascular, Inc.	4.40%
3.	iRadimed Corp.	4.38%
4.	Ligand Pharmaceuticals, Inc. Class B	4.05%
5.	Metropolitan Bank Holding Corp.	3.71%
6.	i3 Verticals, Inc. Class A	3.47%
7.	PDF Solutions, Inc.	3.33%
8.	Phibro Animal Health Corp.	3.32%
9.	ADMA Biologics, Inc.	3.29%
10.	Aris Water Solutions, Inc. Class A	3.14%
	Total % of Net Assets	37.81%

* Excludes Short-Term Investments.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Micro Cap Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

ANNUAL SHAREHOLDER REPORT

July 31, 2025

WISDOM SHORT DURATION INCOME FUND – INSTITUTIONAL CLASS

WISSX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Wisdom Short Duration Income Fund – WISSX (the “Fund”) for the period December 19, 2024 to July 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Wisdom Short Duration Income Fund	$41	0.40%

*Annualized

Expenses would have been higher if the Fund had been in operations for the full period.

managment’s discussion of fund performance

During the period, front-end U.S. rates were broadly supportive: the 2- to 5-year area delivered attractive carry and roll-down as policy stayed restrictive while growth and labor data cooled without signaling recession. Investment-grade credit remained resilient overall, with brief spring volatility fading as fundamentals and technicals improved. This backdrop favored high-quality income over outright beta.

The Fund maintained a modestly longer duration than peers within the realm of ultra short-duration mandate, seeking to capture front-end carry and roll. We emphasized global systemically important banks and leading Canadian banks, electric utilities and independent power producers, and energy midstream/refiners, complemented by seasoned securitized exposures (CMO/CLO/RMBS) for diversified carry. Treasury futures in the 2–5 year tenors were used tactically to fine-tune rate risk.

Outperformance stemmed chiefly from: (i) the duration tilt, which benefited from curve carry/roll; (ii) strength in large, high-quality banks where carry and modest spread improvement aided results (e.g., Goldman Sachs 5.207% ’31, Royal Bank of Canada 4.965% ’29); (iii) electric power issuers with improving cash flow and defensive balance sheets (i.e., DTE 5.20% ’30, Palomino/Vistra 7.233% ’28); (iv) energy midstream/refiners supported by durable free cash flow and deleveraging (i.e., HF Sinclair 5.75% ’31, Energy Transfer 5.625% ’27); and (v) securitized carry, where senior/seasoned CMO/CLO tranches delivered steady income with limited beta.

Selective strength also came from global autos/chemicals—including Volkswagen 5.35% ’30, Toyota 5.25% ’30, and LG Chem 5.375% ’30/’28—and from insurance (e.g., Athene 5.38% ’30, RGA 5.25% ’30).

What detracted. Two modest headwinds were a hedging drag from Treasury futures when yields drifted lower and idiosyncratic underperformance in a handful of lines—such as a legacy Citigroup 2026 issue and select older utility bonds—each sized to limit portfolio impact.

Technique. We focused on liquid, high-quality carry, diversified sector sleeves, and active curve management, seeking to compound income while protecting against adverse rate and spread shocks.

Performance graph

AVERAGE ANNUAL RETURNS

	Since Inception *	Ending Value
Wisdom Short Duration Income Fund	3.67%	$ 103,672
FTSE 3-Month Treasury Bill Index	2.74%	$ 102,743

Cumulative Performance Comparison of $100,000 Investment

*Since Inception date 12/19/2024

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$364,358,231	195	69.84%	$215,537

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

How has the fund changed

The Fund will be converted to an Exchange-Traded Fund with a target date of October 6, 2025.

top ten holdings (% Of Net Assets)

1.	Janus Henderson AAA CLO ETF	3.90%
2.	Eagle Funding Luxco Sarl Series 144A, 5.50%, 8/17/30	2.76%
3.	Simplify Treasury Option Income ETF	2.66%
4.	PSEG Power LLC. Series 144A, 5.20%, due 5/15/30	2.24%
5.	Wells Fargo & Co., 5.079160%, (Quarterly TSFR3M USD + 0.76161%), due 1/15/27	1.63%
6.	Anglo American Capital PLC, 5.625%, due 04/01/2030	1.57%
7.	HF Sinclair Corp., 5.75%, due 1/15/31	1.55%
8.	Royal Bank of Canada Series GMTN, 5.153%, (Daily SOFR USD + 1.03%) due 2/04/31 (Canada)	1.54%
9.	Volkswagen Group America Series 144A, 5.35%, due 3/27/30 (Germany)	1.53%
10.	Sixth Street Lending Partners, 6.50%, due 3/11/29	1.49%
	Total % of Net Assets	20.87%

*Excludes Short-Term Investment and Short Futures Contracts.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisdom Short Duration Income Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

ANNUAL SHAREHOLDER REPORT

July 31, 2025

WISDOM SHORT TERM GOVERNMENT FUND – INSTITUTIONAL CLASS

WISTX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Wisdom Short Term Government Fund – WISTX (the “Fund”) for the period December 19, 2024 to July 31, 2025.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Wisdom Short Term Government Fund	$22	0.22%

*Annualized

Expenses would have been higher if the Fund had been in operations for the full period.

managment’s discussion of fund performance

The front end of the U.S. rates market was defined by high but easing policy restraint, choppy inflation prints, and heavy Treasury bill supply. Against that backdrop, the 2–12-month sector offered compelling carry and roll-down, while occasional data-driven repricings created attractive entry points. Market plumbing also mattered: elevated bill issuance, shifting Treasury General Account needs, and evolving reserve/RRP dynamics kept money-market yields firm and term premia slightly sticky even as the path toward eventual easing became more credible.

Alongside active enhanced cash management, fund invests primarily in U.S. Treasuries and agencies. Throughout the period we maintained a slightly longer weighted-average maturity than peers—typically extending the ladder by one to two months—to harvest incremental roll without sacrificing daily liquidity. We emphasized on-the-run and next-to-maturity Treasury bills (i.e., Jan–Sep ’25 series) complemented by selected short coupon Treasuries (i.e., T 0.25% 8/31/25, T 2.00% 2/15/25) and high-quality agency exposures, including FHLB discount notes (4/16/25) and seasoned Freddie/Fannie K-/FNA floaters and sequential tranches for stable government-backed cash flows.

Performance graph

AVERAGE ANNUAL RETURNS

	Since Inception *	Ending Value
Wisdom Short Term Government Fund	2.57%	$ 256,432
FTSE 1-Month Treasury Bill Index	2.70%	$ 256,744

Cumulative Performance Comparison of $250,000 Investment

*Since Inception date 12/19/2024

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISOR REIMBURSED
NET ASSETS:	HOLDINGS:	TURNOVER:	THE FUND, NET:
$52,020,888	19	15.81%	$(61,840)

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)

1.	Fannie Mae Discount Note, 0.00%, 8/01/25	20.57%
2.	Treasury Bill, 0.50%, due 8/05/25	19.21%
3.	Treasury Bill, 0.70%, due 9/02/25	13.41%
4.	Treasury Bill, 0.70%, due 10/02/25	9.54%
5.	Treasury Bill, 0.40%, due 8/07/25	4.80%
6.	Treasury Bill, 1.40%, due 8/26/25	4.41%
7.	US Treasury Note/Bill, 0.25%, due 8/31/25	4.41%
8.	Treasury Bill, 1.40%, due 9/23/25	4.39%
9.	Fanniemae-Aces Series 2016-M1 Class FA, 5.04%, due 8/25/28	3.04%
10.	FHLMC Multifamily Structured Pass Through Certs. Series KF60 Class A, 4.92%, due 2/25/26	2.11%
	Total % of Net Assets	85.89%

*Excludes Short-Term Investment.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wisdom Short Term Government Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2025 $ 65,000

FY 2024 $ 31,000

(b)	Audit-Related Fees

Registrant

FY 2025 $ 1,248

FY 2024 $ 1,107

Nature of the fees: semi-annual review fee

(c)	Tax Fees

Registrant

FY 2025 $ 18,000

FY 2024 $ 9,000

Nature of the fees: Tax preparation and filing.

(d)	All Other Fees

Registrant

FY 2025 $ 0

FY 2024 $ 0

Nature of the fees: Not applicable.

(e)	(1) Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2025 $ 18,000

FY 2024 $ 9,000

(h)        The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.  Not applicable – Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
(Formerly known as Ranger Funds Investment Trust)

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

Wisdom Short Duration Income Fund

Institutional Class: (WISSX)

Wisdom Short Term Government Fund

Institutional Class: (WISTX)

ANNUAL FINANCIAL STATEMENTS

JULY 31, 2025

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER SMALL CAP FUND
	SCHEDULE OF INVESTMENTS
	July 31, 2025

Shares		Value

COMMON STOCKS - 97.34%

Apparel Retailers - 2.08%
3,630	Boot Barn Holdings, Inc. *	$ 623,997

Banks - 5.40%
20,785	Home Bancshares, Inc.	585,306
6,631	Triumph Financial, Inc. *	376,110
6,945	Bank OZK	342,389
9,110	Cadence Bank	317,484
		1,621,289
Biotechnology - 6.95%
46,530	ADMA Biologics, Inc. *	870,111
5,230	Ligand Pharmaceuticals, Inc. *	688,163
1,235	Medpace Holdings, Inc. *	527,592
		2,085,866
Building: Climate Control - 2.97%
10,695	AAON, Inc.	893,033

Building Materials: Other - 3.70%
1,615	TopBuild Corp. *	598,244
2,855	Simpson Manufacturing Co., Inc.	512,273
		1,110,517
Commercial Vehicle - Equipment Leasing - 1.93%
19,740	WillScot Holdings Corp. Class A	579,369

Commercial Vehicles and Parts - 4.00%
9,495	Federal Signal Corp.	1,201,782

Computer Services - 1.17%
5,500	Workiva, Inc. Class A *	351,065

Defense - 0.47%
2,745	Karman Holdings, Inc. *	141,917

Electronic Equipment: Control and Filter - 1.13%
1,900	MSA Safety, Inc.	337,953

Electronic Equipment: Gauges and Meters - 0.97%
3,804	Mesa Laboratories, Inc.	290,930

Food Products - 1.86%
4,940	J&J Snack Foods Corp.	557,677

Food Retailers and Wholesalers - 1.87%
3,705	Sprouts Farmers Market, Inc. *	561,456

Footwear - 0.79%
4,735	Birkenstock Holding PLC *	237,176

Gas Distribution - 2.74%
32,035	Excelerate Energy, Inc. Class A	822,018

Health Care Management Services - 2.24%
6,935	HealthEquity, Inc. *	672,695

Health Care Services - 2.01%
1,465	Chemed Corp.	604,019

Home Construction - 1.03%
5,090	Champion Homes, Inc. *	309,981

Investment Services - 2.17%
12,530	Lazard, Inc.	651,309

Medical Equipment - 5.46%
8,830	LeMaitre Vascular, Inc.	717,349
4,130	Repligen Corp. *	483,499
5,180	Merit Medical Systems, Inc. *	439,575
		1,640,423
Medical Supplies - 4.17%
32,285	Stevanato Group S.p.A. (Italy) *	$ 797,762
19,025	Warby Parker, Inc. *	455,649
		1,253,411
Oil: Crude Producers - 2.79%
35,940	Permian Resources Corp. Class A	508,910
13,835	Magnolia Oil & Gas Corp. Class A	329,550
		838,460
Oil Equipment & Services - 1.09%
15,120	Oceaneering International, Inc. *	328,104

Pharmaceuticals - 0.96%
4,555	ANI Pharmaceuticals, Inc. *	288,559

Professional Business Support Services - 5.26%
4,400	Paylocity Holdings Corp. *	813,472
10,480	UL Solutions, Inc. Class A	766,298
		1,579,770
Real Estate Services - 1.73%
1,920	Jones Lang LaSalle, Inc. *	519,091

Recreational Services - 1.86%
25,195	OneSpaWorld Holdings Ltd. (Bahamas)	557,313

Restaurants and Bars - 6.22%
6,980	Texas Roadhouse, Inc.	1,292,207
1,525	Wingstop, Inc.	575,444
		1,867,651
Soft Drinks - 1.00%
6,635	Celsius Holdings, Inc. *	300,831

Software - 13.62%
24,665	Pegasystems, Inc.	1,448,082
2,900	AppFolio, Inc. Class A *	775,402
3,040	Guidewire Software, Inc. *	687,709
1,425	Monday.com Ltd. *	373,763
15,915	PDF Solutions, Inc. *	353,790
12,585	nCino, Inc. *	351,436
7,645	Simulations Plus, Inc. *	99,538
		4,089,720
Transaction Processing Services - 1.41%
15,176	i3 Verticals, Inc. Class A *	424,624

Trucking - 2.06%
2,050	SAIA, Inc. *	619,592

Waste and Disposal Services - 2.68%
7,390	Casella Waste Systems, Inc. Class A *	803,515

Water - 1.55%
21,940	Aris Water Solutions, Inc. Class A	466,664

TOTAL FOR COMMON STOCKS (Cost $25,970,644) - 97.34%		$ 29,231,777

SHORT-TERM INVESTMENT - 0.74%
222,208	Fidelity Investments Money Market Treasury Portfolio - Class III 4.28% ** (Cost $222,208)	$ 222,208

TOTAL INVESTMENTS (Cost $26,192,852) - 98.08%		$ 29,453,985

OTHER ASSETS LESS LIABILITIES - 1.92%		575,215

NET ASSETS - 100.00%		$ 30,029,200

ADR - American Depositary Receipts.
S.p.A - "Società per Azioni," which is an Italian term for a public limited company.
* Non-income producing securities during the period.
** The rate shown represents the yield at July 31, 2025.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER MICRO CAP FUND
	SCHEDULE OF INVESTMENTS
	July 31, 2025

Shares		Value

COMMON STOCKS - 95.61%

Apparel Retailers - 2.43%
1,415	Boot Barn Holdings, Inc. *	$ 243,239

Asset Managers and Custodians - 2.22%
11,135	Perella Weinberg Partners Class A	222,032

Banks - 8.50%
5,275	Metropolitan Bank Holding Corp.	372,099
12,035	Business First Bancshares, Inc.	285,831
3,412	Triumph Financial, Inc. *	193,529
		851,459
Biotechnology - 7.34%
3,085	Ligand Pharmaceuticals, Inc. Class B *	405,924
17,620	ADMA Biologics, Inc. *	329,494
		735,418
Containers & Packaging - 3.05%
11,228	Karat Packaging, Inc.	305,738

Electronic Equipment: Gauges and Meters - 1.58%
2,075	Mesa Laboratories, Inc.	158,696

Engineering and Contracting Services - 4.06%
1,915	Limbach Holdings, Inc. *	262,355
590	Argan, Inc.	144,538
		406,893
Farming, Fishing, Ranching & Plantations - 3.07%
8,275	Vital Farms, Inc. *	307,830

Gas Distribution - 3.11%
12,139	Excelerate Energy, Inc. Class A	311,487

Health Care Services - 2.36%
10,685	Pennant Group, Inc. *	236,886

Home Construction - 1.26%
2,040	Green Brick Partners, Inc. *	126,358

Machinery: Construction and Handling - 2.79%
9,760	Douglas Dynamics, Inc.	279,136

Media Agencies - 2.07%
12,620	Quinstreet, Inc. *	$ 207,094

Medical Equipment - 10.92%
5,430	LeMaitre Vascular, Inc.	441,133
7,530	iRadimed Corp.	439,300
10,090	BioLife Solutions, Inc. *	214,513
		1,094,946
Medical Supplies - 5.03%
1,345	UFP Technologies, Inc. *	304,495
8,330	Warby Parker, Inc. *	199,503
		503,998
Oil: Crude Producers - 1.93%
40,155	Evolution Petroleum Corp., Inc. Class A	193,949

Oil Equipment and Services - 1.26%
13,147	Select Water Solutions, Inc. Class A	126,606

Pharmaceuticals - 5.34%
12,540	Phibro Animal Health Corp.	332,310
3,195	ANI Pharmaceuticals, Inc. *	202,403
		534,713
Recreational Services - 2.35%
10,630	OneSpaWorld Holdings Ltd. (Bahamas)	235,136

Restaurants and Bars - 4.72%
5,395	Kura Sushi USA, Inc. Class A *	473,357

Semiconductors - 2.62%
4,150	NVE Corp.	262,820

Soft Drinks - 2.78%
7,889	Vita Coco Co., Inc. *	278,166

Software - 6.61%
15,010	PDF Solutions, Inc. *	333,672
10,545	nCino, Inc. *	294,469
2,650	Simulations Plus, Inc. *	34,503
		662,644
Transaction Processing Services - 3.47%
12,425	I3 Verticals, Inc. Class A *	$ 347,652

Trucking - 1.60%
6,648	Covenant Logistics Group, Inc.	160,549

Water - 3.14%
14,805	Aris Water Solutions, Inc. Class A	314,902

TOTAL FOR COMMON STOCKS (Cost $8,694,198) - 95.61%		$ 9,581,704

SHORT-TERM INVESTMENT - 4.40%
441,376	Fidelity Investments Money Market Treasury Portfolio - Class III 4.28% ** (Cost $441,376)	$ 441,376

TOTAL INVESTMENTS (Cost $9,135,574) - 100.01%		$ 10,023,080

LIABILITIES LESS OTHER ASSETS - (0.01)%		(630)

NET ASSETS - 100.00%		$ 10,022,450

* Non-income producing securities during the period.
** The rate shown represents the yield at July 31, 2025.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	WISDOM SHORT DURATION INCOME FUND
	SCHEDULE OF INVESTMENTS
	July 31, 2025

Principal Amount/Shares		Value

CORPORATE BONDS - 78.01%%

Communication Services - 0.66%
$ 2,000,000	Orange SA., 9.00%, due 3/01/31 (France)	$ 2,413,226

Consumer Discretionary - 7.46%
5,500,000	Volkswagen Group America Series 144A, 5.35%, due 3/27/30	5,578,891
3,000,000	Volkswagen Group America Series 144A, 5.65%, due 9/12/28	3,071,088
2,707,858	Turkish Airline 15-1 A PTT 144A, 4.20%, due 3/15/27 (Turkey)	2,624,254
2,500,000	Delta Air Lines, Inc./Skymiles 144A, 4.75%, due 10/20/28	2,500,352
2,360,161	Air Canada 2020-2A PTT 144A, 5.25%, due 04/01/2029 (Canada)	2,371,457
2,000,000	Air Canada 2020-1C PTT, 10.50%, due 07/15/2026 (Canada)	2,096,001
2,000,000	Volkswagen Group America Series 144A, 5.25%, due 3/22/29	2,021,438
1,500,000	Volkswagen Group America Series 144A, 6.45%, due 11/16/30	1,598,505
1,612,165	British Airways 2019-1 Class A 144A, 3.35%, due 6/15/29 (United Kingdom)	1,542,469
1,100,000	Hyundai Capital America Series 144A, 5.275%, due 6/24/27	1,109,364
649,547	US Airlines 2015-1AA PTT, 3.45%, due 12/01/27	628,514
500,000	Hyundai Capital America Series 144A, 5.10%, due 6/24/30	505,007
500,000	Toyota Motor Credit Corp. Series MTN, 5.25%, due 1/22/30	504,838
477,837	US Airlines 2020-1 B PTT, 4.875%, due 1/15/26	477,052
375,000	American Airlines Group, Inc. Series 144A, 5.50%, due 4/20/26	374,967
161,813	Alaska Airlines Equity Trust Series 2020-1A 144A, 4.800%, due 8/15/2027	161,758
		27,165,955
Consumer Staples - 2.34%
5,000,000	Teva Pharmaceuticals Finance., 5.125%, due 5/09/29 (Netherlands)	4,998,312
1,500,000	Bayer US Finance LLC 144A, 6.375%, due 11/21/30	1,595,550
1,500,000	Bat Capital Corp., 5.834%, due 02/20/2031	1,570,765
359,937	CVS Pass-Through Trust, 5.88%, due 1/10/28	361,235
		8,525,862
Energy - 9.21%
5,500,000	HF Sinclair Corp., 5.75%, due 1/15/31	5,631,567
3,089,000	Energy Transfer L.P. Series 144A, 6.000%, due 2/01/29	3,130,376
3,000,000	Occidental Petroleum Corp., 6.125%, due 1/01/31	3,103,194
3,000,000	HF Sinclair Corp., 4.50%, due 10/01/30	2,910,626
2,730,000	Devon Energy Corp., 5.875%, due 6/15/28	2,723,128
2,000,000	EQT Corp. 144A, 7.50%, due 6/01/27	2,035,574
2,000,000	HF Sinclair Corp., 5.00%, due 2/01/28	1,994,798
1,500,000	Valero Energy Corp., 5.15%, due 2/15/30	1,526,178
1,499,000	Energy Transfer L.P. Series 144A, 5.625%, due 5/01/27	1,499,422
1,362,000	HF Sinclair Corp., 6.375%, due 4/15/27	1,366,236
1,090,000	Devon OEI Operating LLC., 7.50%, due 9/15/27	1,146,163
1,000,000	Occidental Petroleum Corp., 7.875%, due 9/15/31	1,119,170
1,000,000	Diamondback Energy, Inc., 5.15%, due 1/30/30	1,018,032
1,000,000	Targa Resources Partners, 5.50%, due 3/01/30	1,015,080
1,000,000	Occidental Petroleum Corp., 5.20%, due 8/01/29	1,003,080
774,000	Enbridge, Inc., 4.90%, due 6/20/30 (Canada)	780,580
500,000	Enbridge, Inc., 6.20%, due 11/15/30 (Canada)	532,589
500,000	Enerflex Ltd., 9.00%, due 10/15/27 (Canada)	514,946
500,000	Energy Transfer L.P., 5.20%, due 4/01/30	509,449
		33,560,188
Financials - 40.34%
$ 6,006,000	Wells Fargo & Co., 5.079160%, (Quarterly TSFR3M USD + 0.76161%), due 1/15/27 ***	5,950,228
5,500,000	Royal Bank of Canada Series GMTN, 5.153%, (Daily SOFR USD + 1.03%) due 2/04/31 (Canada) ***	5,608,302
5,250,000	Sixth Street Lending Partners, 6.50%, due 3/11/29	5,409,692
5,250,000	Avolon Holdings Ltd. 144A, 5.375%, due 5/30/30 (Cayman Islands)	5,340,112
5,007,000	Unum Group, 7.25%, due 3/15/28	5,307,181
5,000,000	Franklin BSP Realty Trust, Inc. Series QIB, 8.25%, due 4/25/30	4,988,049
4,000,000	Ares Capital Corp., 5.500%, due 09/01/2030	3,992,688
3,582,000	Royal Bank of Canada Series GMTN, 4.969%, (Daily SOFR USD + 1.10%) due 8/02/30 (Canada) ***	3,633,717
3,500,000	Blackstone, Inc. Series 144A, 5.60%, due 11/22/29	3,525,407
3,000,000	Blue Owl Credit Income Corp. Series 144A, 6.60%, due 9/15/29	3,085,033
3,000,000	Credit Agricole SA 144A, 5.222% (Daily SOFR USD + 1.46%), due 5/27/31 (France)***	3,049,097
3,000,000	Natwest Group PLC, 5.115%, (Annually H15T1Y USD + 1.05%), due 5/23/31 (United Kingdom) ***	3,044,235
3,000,000	Royal Bank of Canada Series GMTN, 4.965%, (Daily SOFR USD + 0.83%) due 1/24/29 (Canada) ***	3,034,065
3,000,000	Avolon Holdings Ltd. 144A, 5.150%, due 1/15/30 (Cayman Islands)	3,022,516
3,000,000	Citadel Finance LLC. 144A 5.90%, due 2/10/30	3,012,237
2,500,000	Mizuho Markets Cayman LP Series MTN, 4.841711% (Daily SOFR USD + 0.50%), due 5/01/26 (Cayman Islands) ***	2,501,776
2,500,000	Royal Bank of Canada Series GMTN, 5.370591%, (Daily SOFRINDX USD + 1.03%) due 2/04/31 (Canada) ***	2,486,840
2,390,000	ANZ Bank New Zealand Ltd., 5.548%, due 08/11/2032 (New Zealand)	2,414,463
2,331,000	Sixth Street Lending Partners, 5.75%, due 1/15/30	2,333,005
2,400,000	Westpac Banking Corp., 3.02%, (5 Year H15T5Y USD + 1.53%), due 11/18/36 (Australia) ***	2,103,236
2,000,000	Morgan Stanley, 5.656, (Daily SOFR USD + 1.26%), due 4/18/30 ***	2,072,147
2,000,000	National Bank of Canada, 5.60%, due 12/18/28 (Canada)	2,064,163
2,000,000	Avolon Holdings Ltd. 144A, 5.75%, due 3/01/29 (Cayman Islands)	2,052,448
2,000,000	Goldman Sachs Group, Inc., 5.207%, (Daily SOFR USD + 1.078%), due 1/28/31 ***	2,042,924
2,000,000	Credit Agricole SA 5.335%, (Daily SOFR USD + 1.69%), due 1/10/30 (France) ***	2,042,673
2,000,000	American National Group, Inc., 5.75%, due 10/01/29	2,040,133
2,000,000	Athene Global Funding Series 144A, 5.38%, due 1/07/30	2,037,845
2,000,000	Mizuho Financial Group, 5.09800%, (Annually H15T1Y USD + 1.48%), due 5/13/31 (Japan) ***	2,030,558
2,000,000	Natwest Group PLC, 5.076%, (Quarterly US0003M USD + 1.905%), due 1/27/30 (United Kingdom) ***	2,026,627
2,000,000	Morgan Stanley, 5.016%, (Daily SOFR USD + 0.906%), due 1/12/29 ***	2,024,408
2,000,000	Blue Owl Technology Finance Corp. Series 144A, 6.10%, due 3/15/28	2,011,198
1,780,000	Liberty Mutual Insurance, 7.875%, due 10/15/26	1,827,450
1,750,000	Deutsche Bank AG/NY, 5.373%, (Daily SOFR USD + 1.21%), due 1/10/29 (Germany) ***	1,778,715
1,382,000	JPMorgan Chase & Co., 8.75%, due 9/01/30	1,630,885
1,500,000	Sixth Street Lending Partners Series 144A, 6.125%, due 7/15/30	1,529,026
1,500,000	Blue Owl Capital Corp. 6.20%, due 7/15/30	1,514,452
1,500,000	Danske Bank A/S 144A, 5.019%, (Semi-Annually H15T1Y USD + 0.93%), due 3/04/31 (Denmark)***	1,514,164
1,500,000	Morgan Stanley, 5.242463%, (Daily SOFR USD + 0.90%), due 1/12/29 ***	1,504,151
1,500,000	Blue Owl Capital Corp. 5.95%, due 3/15/29	1,503,168
1,500,000	Citigroup, Inc., 5.218032%, (Daily SOFR USD + 0.87%), due 3/04/29 ***	1,502,648
1,500,000	JPMorgan Chase & Co. Series FRN, 5.140703%, (Daily SOFR USD + 0.80%), due 1/24/29 ***	1,502,359
1,250,000	JPMorgan Chase & Co., 5.262075%, (Daily SOFR USD + 0.92%), due 4/22/28 ***	1,255,670
1,200,000	Avolon Holdings Ltd. 144A, 5.50%, due 1/15/26 (Cayman Islands)	1,202,619
1,140,000	JPMorgan Chase & Co. Series B, 5.0578%, (Quarterly TSFR3M USD + 0.76161%), due 2/01/27 ***	1,122,622
1,085,000	Australia & New Zealand Banking Group Series 144A, 5.731%, due 9/18/34 (Australia)	1,111,156
1,000,000	Blackstone, Inc., 7.30%, due 11/27/28	1,060,826
1,000,000	Bank America Corp., 8.050%, due 06/15/2027	1,055,122
1,000,000	JPMorgan Chase & Co., 6.087%, (Daily SOFR USD + 1.57%), due 10/23/29 ***	1,047,290
1,000,000	Capital One Financial Co. 6.312%, due 6/08/29	1,044,514
1,000,000	Blue Owl Credit Income Corp., 7.75%, due 9/16/27	1,044,432
1,000,000	JPMorgan Chase & Co., 5.14%, (Daily SOFR USD + 1.01%), due 1/24/31 ***	1,022,777
1,000,000	RGA Global Funding 144A, 5.25%, due 1/09/30	1,021,008
$ 1,000,000	Capital One Financial Co. 5.247%, due 7/26/30	1,019,295
1,000,000	Corebridge Glob Funding, 5.200%, due 06/24/2029	1,018,991
1,000,000	Deutsche Bank AG/NY, 5.297%, (Daily SOFR USD + 1.72%), due 5/09/31 (Germany) ***	1,016,757
1,000,000	Natwest Markets PLC Series 144A, 5.022%, due 3/21/30 (United Kingdom)	1,016,335
1,000,000	Mitsubishi UFJ Financial Group 5.821746%, (Daily SOFR USD + 1.48%), due 4/24/31 (Japan)***	1,016,264
1,000,000	Toronto Dominion Bank Series MTN, 5.40%, 1/31/30 (Canada)	1,008,970
1,000,000	Natwest Markets PLC Series 144A, 4.789%, due 3/21/28 (United Kingdom)	1,008,390
1,000,000	JPMorgan Chase & Co., 5.04%, (Daily SOFR USD + 1.19%), due 1/23/28 ***	1,007,753
1,000,000	Athene Global Funding Series 144A, 5.033%, due 7/17/30	1,005,522
1,000,000	Sumitomo Mitsui Financial Group, 5.394241%, (Daily SOFR USD + 1.05%), due 4/15/30 (Japan) ***	1,004,231
1,000,000	Natwest Group PLC, 5.449015%, (Quarterly SOFR USD + 1.10%), due 5/23/29 (United Kingdom)***	1,002,653
1,000,000	Deutsche Bank AG Series MTN, 5.00%, due 9/10/29 (Germany)	1,002,195
1,000,000	Jefferies Financial Group, Inc. Series MTN, 5.00%, due 2/10/26	999,527
1,000,000	BCP Investment Corp., 4.875%, due 4/30/26	990,715
1,000,000	Deutsche Bank AG/NY, 4.875%, (Semi-Annually USISDA05 USD + 2.553%), due 12/01/32 (Germany) ***	990,668
1,000,000	JPMorgan Chase & Co. Series F, 5.162530%, (Quarterly TSFR3M USD + 0.88661%), due 8/01/28 ***	979,857
750,000	Blue Owl Credit Income Corp., 7.75%, due 1/15/29	797,021
720,000	Natwest Group PLC, 5.847%, (Annually H15T1Y USD + 1.35%), due 3/02/27 (United Kingdom) ***	724,708
600,000	Toronto Dominion Bank Series GMTN, 5.00%, due 7/11/30 (Canada)	598,137
500,000	Sixth Street Specialty Lending, 6.125%, due 3/01/29	511,665
500,000	Wells Fargo & Co., 5.15%, (Daily SOFR USD + 1.50%), due 4/23/31 ***	510,108
500,000	Morgan Stanley, 4.994%, (Quarterly SOFR USD + 1.38%), due 4/12/29 ***	506,056
500,000	Goldman Sachs Private Credit Corp. 144A, 6.25%, due 5/06/30	505,510
500,000	JPMorgan Chase & Co., 4.915%, (Daily SOFR USD + 0.80%), due 1/24/29 ***	505,457
500,000	Toronto Dominion Bank Series MTN, 4.808%, 6/03/30 (Canada)	504,246
500,000	Morgan Stanley PVT Bank, 4.734%, (Daily SOFR USD + 1.08%), due 7/18/31 ***	502,135
500,000	Royal Bank of Canada Series GMTN, 4.498%, (Daily SOFRINDX USD + .89%) due 8/06/29 (Canada) ***	500,211
500,000	Blue Owl Technology Finance Corp. Series, 4.75%, due 12/15/25	498,083
145,000	JPMorgan Chase & Co., 5.09%, (Quarterly TSFR3M USD + 0.81161%), due 2/01/27 ***	143,185
		146,976,702
Government - 3.24%
10,000,000	Eagle Funding Luxco Sarl Series 144A, 5.50%, 8/17/30 (Luxembourg)	10,069,000
1,750,000	Korea National Oil Corp. Series 144A, 5.11359% (Daily SOFR USD + 0.77%), 3/31/28 (South Korea) ***	1,753,263
		11,822,263
Health Care - 0.33%
1,203,000	Encompass Health Corp., 5.75%, due 9/15/25	1,201,484

Industrial - 3.83%
$ 2,500,000	LG Energy Solution Series 144A, 6.043040% (Daily SOFR USD + 1.70%), due 4/02/30 (South Korea) ***	2,526,098
2,000,000	LG Energy Solution Series 144A, 5.375%, due 7/02/29 (South Korea)	2,031,456
2,000,000	LG Energy Solution Series 144A, 5.375%, due 4/02/30(South Korea)	2,026,021
2,000,000	Delta Air Lines, Inc., 4.95%, due 7/10/28	2,009,436
2,000,000	Avolon Holdings Ltd. 144A, 4.90%, due 10/10/30 (Cayman Islands)	1,992,098
1,500,000	LG Energy Solution Series 144A, 5.25%, due 4/02/28 (South Korea)	1,515,565
1,347,000	AECOM, 5.125% due 03/15/2027	1,352,571
500,000	LG Energy Solution Series REGS, 5.375%, due 4/02/30 (South Korea)	506,505
		13,959,750
Information Technology - 0.21%
750,000	Microchip Technology, Inc.. 5.05%, 2/15/30	758,843

Materials - 2.00%
5,500,000	Anglo American Capital PLC Series 144A, 5.625%, due 04/01/2030 (United Kingdom)	5,710,502
1,000,000	Nova Chemicals Corp. Series 144A, 8.50%, due 11/15/28 (Canada)	1,050,205
500,000	Anglo American Capital PLC, 5.625%, due 04/01/2030 (United Kingdom)	519,137
		7,279,844
Utilities - 8.39%
8,000,000	PSEG Power LLC. Series 144A, 5.20%, due 5/15/30	8,172,347
5,000,000	DTE Energy Co., 5.20%, due 4/01/30	5,107,782
5,000,000	NRG Energy, Inc. Series 144A, 5.750%, due 7/15/29	4,955,675
2,275,000	Palomino Funding Trust I., 7.233%, due 5/17/28	2,402,713
2,000,000	Calpine Corp. Series REGS, 4.50%, due 2/15/28	1,983,000
1,500,000	Talen Energy Supply LLC 144A, 8.625%, due 6/01/30	1,594,007
1,500,000	Vistra Operations Co. LLC 144A, 7.75%, due 10/15/31	1,587,490
1,250,000	Vistra Operations Co. LLC 144A, 5.00%, due 7/31/27	1,243,545
1,000,000	Pacific Gas & Electric, 5.00%, due 6/04/28	1,005,459
1,000,000	Vistra Operations Co. LLC 144A, 4.30%, due 7/15/29	983,925
500,000	AEP Texas, Inc. , 5.450%, due 5/15/2029	515,023
500,000	NiSource, Inc., 5.200%, due 7/01/29	511,627
500,000	Nextera Energy Capital 4.685%, due 9/01/27	502,366
		30,564,959

TOTAL FOR CORPORATE BONDS (Cost $282,332,704) - 78.01%		$ 284,229,076

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 2.04%
2,031,362	Government National Mortgage Series 19-H15 Class FJ, 5.05%, due 9/20/69	2,021,678
981,537	Government National Mortgage Series 19-H14 Class DF, 5.45%, 8/20/69	989,399
944,012	Government National Mortgage Series 23-H20 Class FL, 5.40%, due 5/20/73	950,498
921,022	Government National Mortgage Series 20-H17 Class BF, 5.67%, due 9/20/70	935,206
924,589	Fannie Mae-CAS Series 25-R01 Class 1A1, 5.26%, due 1/25/45	924,016
737,500	Freddie Mac - STACR Series 25-DNA1 Class A1, 5.26%, due 1/25/45	737,986
445,291	Freddie Mac - STACR Series 24-HQA1 Class A1, 5.56%, due 3/25/44	446,540
434,602	Government National Mortgage Series 19-H04 Class NA, 3.50%, due 9/20/68	408,967
TOTAL FOR GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $7,467,618) - 2.04%		$ 7,414,290

MORTGAGE-BACKED SECURITIES - 14.16%
$ 4,398,170	Finance of America Structured Securities Trust Series 24-S4 Class A3, 3.50%, due 11/25/74	4,193,281
3,901,656	Provident Funding Mortgage Trust Series 25-2, Class A4, 5.50%, due 6/25/55	3,883,365
3,122,435	Starwood Mortgage Resident Series 22-4 Class A1, 5.19%, due 5/25/67	3,105,863
2,869,040	Angel Oak Mortgage Trust Series 2023-3, 4.800%, due 9/26/2067	2,835,344
2,317,588	GS Mortgage-Backed Securities Trust Series 25-PJ4 Class A5, 5.50%, due 9/25/55	2,315,824
4,000,000	Finance of America Structured Securities Trust Series 25-PC2 Class AV, 5.56%, due 5/25/75	3,966,400
2,264,006	Finance of America Structured Securities Trust Series 24-S4 Class AV, 5.81%, due 11/25/74	2,263,393
2,000,000	Starwood Commercial Mortgage Series 21-FL2 Class C, 6.53%, due 4/18/38	2,000,000
1,922,844	GS Mortgage-Backed Securities Trust Series 25-PJ6 Class A4, 6.00%, due 11/25/55	1,935,541
1,955,507	MFRA Trust Series 22-NQM2 Class A2, 4.00%, due 5/25/67	1,893,178
1,840,235	BRAVO Residential Funding Trust Series 21-NQM2 Class A1, 0.97%, due 3/25/60	1,784,826
1,818,790	Finance of America Structured Securities Trust Series 24-S2 Class A1, 3.50%, due 4/25/74	1,758,431
1,500,000	Blackstone Mortgage Trust, Inc. Series 2020-FL2 Class B, 6.08%, due 2/15/38	1,499,208
1,500,000	Finance of America HECM Buyout Series 2024-HB1 Class M2, 6.00%, due 10/01/34	1,496,529
1,473,281	FIGRE Trust Series 25-HE4 Class A, 5.408%, due 7/25/55	1,472,444
1,144,342	PRKCM Trust Series 24-Home1 Class A1, 6.431%, due 5/25/59	1,153,002
1,149,510	Stone Street Receivables Funding Series 15-1A Class A, 3.57%, due 12/15/54	1,026,024
1,000,000	American Tower Corp., 5.200%, due 02/15/2029	1,020,636
994,737	SKY1 Trust Series 25-LINE Class A, 6.90%, due 4/15/42	997,200
1,000,000	Finance of America HECM Buyout Series 2024-HB1 Class A1b, 4.00%, 10/01/34	985,636
981,561	Provident Funding Mortgage Trust Series 25-2, Class A2, 5.50%, due 6/25/55	971,925
1,000,000	Saluda Grade Alternative Mortgage Series 22-SEQ2 Class A3, 4.50%, due 2/25/52	971,661
978,878	GS Mortgage-Backed Securities Trust Series 25-PJ5 Class A2, 5.50%, due 10/25/55	968,975
1,000,000	Credit Suisse Mortgage Trust Series 20-SPT1 Class M1, 3.39%, due 4/25/65	959,960
1,000,000	Ocwen Loan Investment Trust Series 25-HB1 Class M1, 3.00%, due 6/25/38	929,607
976,367	Finance of America Structured Securities Trust Series 25-S1 Class A3, 3.50%, due 2/25/75	927,204
1,002,941	Finance of America Structured Securities Trust Series 24-S4 Class A4, 3.50%, due 11/25/74	923,950
684,182	GCAT Trust Series 22-NQM2 Class A1, 4.20%, due 2/25/67	672,385
653,166	Change Mortgage Trust Series 22-NQM1 Class A1, 5.189%, due 6/25/67	650,724
619,512	Cascade Funding Mortgage Trust Series 24-HB13 Class A, 3.00%, due 5/25/34	610,433
487,251	VineBrook Homes Series 24-SFR1 Class A, 4.50%, due 3/17/41	474,046
466,577	BRAVO Residential Funding Trust Series 22-NQM3 Class A1, 5.108%, due 7/25/62	463,833
251,214	Cascade Funding Mortgage Trust Series 22-HB9 Class A, 3.25%, due 9/25/37	246,244
245,470	Cascade Funding Mortgage Trust Series 22-HB10 Class A, 3.25%, due 11/25/35	244,254
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $51,694,762) - 14.16%		$ 51,601,326

EXCHANGE TRADED FUNDS - 6.56%
280,000	Janus Henderson AAA CLO ETF	$ 14,221,200
410,000	Simplify Treasury Option Income ETF	9,676,000
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $23,981,783) - 6.56%		23,897,200

SHORT-TERM INVESTMENT - 0.63%
$2,200,000	Sonoco Products Co. Commercial Paper 1.00% 08/01/2025** (Cost $2,199,702)	2,199,698
99,900	Federated Hermes Government Obligations Fund - Institutional Shares 4.19% ** (Cost $99,900)	99,900
TOTAL FOR SHORT-TERM INVESTMENTS (Cost $2,299,602) - 0.63%		2,299,598

TOTAL INVESTMENTS (Cost $367,776,469) - 101.40%		$ 369,441,490

LIABILITIES LESS OTHER ASSETS - (1.40)%		(5,083,259)

NET ASSETS - 100.00%		$ 364,358,231

** The rate shown represents the yield at July 31, 2025.
*** Variable rate security; the coupon rate shown represents the rate at July 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT DURATION INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2025

Description	Contracts	Expiration	Notional Amount	Value	Unrealized Appreciation

LONG FUTURES CONTRACTS
10-Year US Treasury Note	10	September 19, 2025	$ 1,108,516	$ 1,109,687	$ 1,171
TOTAL LONG FUTURES CONTRACTS			$ 1,108,516	$ 1,109,687	$ 1,171

SHORT FUTURES CONTRACTS
5-Year US Treasury Note	(1,150)	September 30, 2025	$ (124,720,993)	$ (124,343,750)	$ 377,243
2-Year US Treasury Note	(225)	September 30, 2025	(46,719,040)	(46,560,937)	158,103
TOTAL SHORT FUTURES CONTRACTS			$ (171,440,033)	$ (170,904,687)	$ 535,346

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	WISDOM SHORT TERM GOVERNMENT FUND
	SCHEDULE OF INVESTMENTS
	JULY 31, 2025

Principal Amount/Shares		Value

GOVERNMENT-SPONSORED ENTERPRISE DEBT - 39.72%
$ 10,700,000	Fannie Mae Discount Note, 0.00%, 8/01/25	$ 10,698,740
1,584,684	Fannie Mae-Aces Series 2016-M1 Class FA, 5.04%, due 8/25/28	1,578,853
1,098,775	Freddie Mac Multifamily Structured Pass Through Certs. Series KF60 Class A, 4.92%, due 2/25/26	1,099,284
1,000,000	Freddie Mac, 4.625%, due 6/09/27	994,436
1,000,000	Freddie Mac Multifamily Structured Pass Through Certs. Series KG01 Class A7, 2.88%, due 4/25/26	990,155
1,000,000	Freddie Mac Multifamily Structured Pass Through Certs. Series K064 Class A2, 3.22%, due 3/25/27	982,710
1,000,000	Freddie Mac Multifamily Structured Pass Through Certs. Series K058 Class A2, 2.65%, due 8/25/26	981,241
988,662	Fannie Mae-Aces Series 2016-M4 Class A2, 2.58%, due 3/25/26	976,268
1,000,000	Fannie Mae US Pool AN2351, 2.150%, 9/01/26 **	973,822
984,903	Fannie Mae-Aces Series 2017-M1 Class A2, 2.42%, due 10/25/26	960,279
439,623	Fannie Mae-Aces Series 2017-M3 Class A2, 2.46%, due 12/25/26	428,216
TOTAL FOR GOVERNMENT-SPONSORED ENTERPRISE DEBT (Cost $20,692,117) - 39.72%		$ 20,664,004

UNITED STATES TREASURY BONDS - 60.17%

Governments & Agency - 60.17%
10,000,000	U.S. Treasury Bill, 0.50%, due 8/05/25 **	9,995,262
7,000,000	U.S. Treasury Bill, 0.70%, due 9/02/25 **	6,973,406
5,000,000	U.S. Treasury Bill, 0.70%, due 10/02/25 **	4,963,446
2,500,000	U.S. Treasury Bill, 0.40%, due 8/07/25 **	2,498,208
2,300,000	U.S. Treasury Bill, 1.40%, due 8/26/25 **	2,293,148
2,300,000	U.S. Treasury Bond, 0.25%, due 8/31/25	2,292,233
2,300,000	U.S. Treasury Bill, 1.40%, due 9/23/25 **	2,285,507
		31,301,210
		\
TOTAL FOR UNITED STATES TREASURY BONDS (Cost $31,299,127) - 60.17%		$ 31,301,210

SHORT-TERM INVESTMENT - 20.61%
10,723,101	Federated Hermes Government Obligations Fund - Institutional Shares 4.19% ** (Cost $10,723,101)	$ 10,723,101

TOTAL INVESTMENTS (Cost $62,714,345) - 120.50%		$ 62,688,315

LIABILITIES LESS OTHER ASSETS - (20.50)%		(10,667,427)

NET ASSETS - 100.00%		$ 52,020,888

** The rate shown represents the yield at July 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2025

Assets:	Small Cap Fund	Micro Cap Fund	Wisdom Short Duration Income Fund	Wisdom Short Term Government Fund
Investments In Securities, At Value (Cost $26,192,852, $9,135,574, $367,776,469,	$ 29,453,985	$ 10,023,080	$ 369,441,490	$ 62,688,315
and $62,714,345, respectively)
Deposit with Broker for Futures Contracts	-	-	2,751,090	-
Cash	1,000	-	1,000	-
Receivables:
Dividends and Interest	2,355	2,038	3,772,568	29,602
Investments Sold	568,140	-	-	-
Shareholder Subscriptions	41,976	-	-	-
Unrealized Appreciation on Futures Contracts	-	-	536,517	-
Prepaid Expenses	4,317	3,315	17,769	19,365
Total Assets	30,071,773	10,028,433	376,520,434	62,737,282
Liabilities:
Payables:
Investments Purchased	7,693	-	12,065,807	10,698,772
Shareholder Redemptions	-	-	5,863	2,471
Advisory Fees	25,723	422	47,543	-
Administrative Fees	1,287	444	15,382	2,202
Audit Fees	-	-	2,500	4,500
Transfer Agent Fees	3,197	2,663	6,760	3,934
Trustee Fees	625	625	623	623
Other Expenses	4,048	1,829	17,725	3,892
Total Liabilities	42,573	5,983	12,162,203	10,716,394
Net Assets	$ 30,029,200	$ 10,022,450	$ 364,358,231	$ 52,020,888

Net Assets Consist Of:
Paid In Capital	$ 26,985,587	$ 9,925,214	$ 361,850,268	$ 52,019,209
Distributable Earnings (Deficit)	3,043,613	97,236	2,507,963	1,679
Net Assets	$ 30,029,200	$ 10,022,450	$ 364,358,231	$ 52,020,888

Institutional Class:

Net Assets	$ 30,029,200	$ 10,022,450	$ 364,358,231	$ 52,020,888
Shares Outstanding (unlimited number of shares authorized with no par value)	1,711,672	1,452,317	3,610,012	5,206,166
Net Asset Value, Redemption Price And Offering Price Per Share	$ 17.54	$ 6.90	$ 100.93	$ 9.99

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR/PERIOD ENDED JULY 31, 2025

Investment Income:	Small Cap Fund	Micro Cap Fund	Wisdom Short Duration Income Fund *	Wisdom Short Term Government Fund *
Dividends (net of foreign withholding taxes of $448, $0, $0 and $0, respectively)	$ 257,410	$ 109,744	$ 374,697	$ 17,180
Interest	-	-	5,518,965	1,380,439
Total Investment Income	257,410	109,744	5,893,662	1,397,619

Expenses:
Advisory Fees (Note 6)	316,214	103,136	328,512	46,632
Administrative and Operating Servicing Fees (Note 6)	20,805	10,152	57,788	18,613
Audit Fees	19,312	19,312	25,312	25,312
Transfer Agent & Accounting Fees	40,147	32,926	40,580	28,727
Registration Fees	4,516	1,600	403	403
Custody Fees	6,749	5,564	15,574	8,673
Insurance Fees	7,355	1,606	1,363	1,411
Trustee Fees	1,875	1,875	1,248	1,248
Printing Fees	1,042	435	608	598
NASDAQ Fees	917	917	424	424
Shareholder Servicing Fees	20,035	5,314	24	12
Miscellaneous Fees	5,235	4,136	9,674	4,819
Organizational Fees	-	-	526	526
Offering Fees	-	-	24,910	25,141
Legal Fees	51,447	18,556	44,045	14,327
Total Expenses	495,649	205,529	550,991	176,866
Advisory Fees Waived/Expenses Reimbursed (Note 6)	(131,529)	(73,845)	(112,975)	(108,472)
Net Expenses	364,120	131,684	438,016	68,394

Net Investment Income (Loss)	(106,710)	(21,940)	5,455,646	1,329,225

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain (Loss) On Investments	876,466	(349,133)	398,211	(2,333)
Realized Gain (Loss) On Futures Contracts	-	-	(158,246)	-
Net Change In Unrealized Appreciation (Depreciation) On Investments	(2,172,521)	(379,568)	1,665,021	(26,030)
Net Change In Unrealized Appreciation On Futures Contracts	-	-	536,517	-
Net Realized And Unrealized Gain (Loss) On Investments	(1,296,055)	(728,701)	2,441,503	(28,363)

Net Increase (Decrease) In Net Assets Resulting From Operations	$ (1,402,765)	$ (750,641)	$ 7,897,149	$ 1,300,862

* For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2025	July 31, 2024
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (106,710)	$ (113,208)
Net Realized Gain (Loss) On Investments	876,466	(588,421)
Net Change In Unrealized Appreciation (Depreciation) On Investments	(2,172,521)	3,080,435
Net Increase (Decrease) In Net Assets Resulting From Operations	(1,402,765)	2,378,806

Distributions Paid To Shareholders	-	(1,946,692)

Capital Share Transactions (Note 9)	(4,766,226)	4,141,779

Total Increase (Decrease) In Net Assets	(6,168,991)	4,573,893

Net Assets:
Beginning Of Year	36,198,191	31,624,298

End Of Year	$ 30,029,200	$ 36,198,191

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2025	July 31, 2024
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (21,940)	$ (33,004)
Net Realized Loss On Investments	(349,133)	(144,463)
Net Change In Unrealized Appreciation (Depreciation) On Investments	(379,568)	568,538
Net Increase (Decrease) In Net Assets Resulting From Operations	(750,641)	391,071

Distributions Paid To Shareholders	(31,543)	(47,144)

Capital Share Transactions (Note 9)	33,120	3,453,810

Total Increase (Decrease) In Net Assets	(749,064)	3,797,737

Net Assets:
Beginning Of Year	10,771,514	6,973,777

End Of Year	$ 10,022,450	$ 10,771,514

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT DURATION INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
July 31, 2025
Increase (Decrease) In Net Assets From Operations:
Net Investment Income	$ 5,455,646
Net Realized Gain On Investments	398,211
Net Realized Loss On Futures Contracts	(158,246)
Net Change In Unrealized Appreciation On Investments	1,665,021
Net Change In Unrealized Appreciation On Futures Contracts	536,517
Net Increase In Net Assets Resulting From Operations	7,897,149

Distributions Paid To Shareholders	(5,428,501)

Capital Share Transactions (Note 9)	361,889,583

Total Increase In Net Assets	364,358,231

Net Assets:
Beginning Of Period	-

End Of Period	$ 364,358,231

* For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT TERM GOVERNMENT FUND
STATEMENT OF CHANGES IN NET ASSETS

Period Ended*
July 31, 2025
Increase In Net Assets From Operations:
Net Investment Income	$ 1,329,225
Net Realized Loss On Investments	(2,333)
Net Change In Unrealized Depreciation On Investments	(26,030)
Net Increase In Net Assets Resulting From Operations	1,300,862

Distributions Paid To Shareholders	(1,340,333)

Capital Share Transactions (Note 9)	52,060,359

Total Increase In Net Assets	52,020,888

Net Assets:
Beginning Of Period	-

End Of Period	$ 52,020,888

* For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE YEAR.

	Years Ended
	7/31/2025		7/31/2024		7/31/2023		7/31/2022		7/31/2021

Net Asset Value, At Beginning of Year	$ 18.22		$ 17.97		$ 17.31		$ 24.20		$ 18.33

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.06)		(0.06)		(0.07)		(0.12)		(0.17)
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.62)		1.39		1.30		(4.49)		7.47
Total From Investment Operations	(0.68)		1.33		1.23		(4.61)		7.30

Distributions:
Realized Gains	-		(1.08)		(0.57)		(2.28)		(1.43)
Total From Distributions	-		(1.08)		(0.57)		(2.28)		(1.43)

Net Asset Value, At End Of Year	$ 17.54		$ 18.22		$ 17.97		$ 17.31		$ 24.20

Total Return **	(3.73)%		7.73%		7.80%		(21.29)%		40.81%

Ratios/Supplemental Data:
Net Assets At End Of Year (Thousands)	$ 30,029		$ 36,198		$ 31,624		$ 33,104		$ 41,688
Before Waivers
Ratio Of Expenses To Average Net Assets	1.57%	(a)	1.63%	(a)	1.49%	(a)	1.40%	(a)	1.40%	(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.15%	(b)	1.16%	(b)	1.15%	(b)	1.14%	(b)	1.11%	(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.34)%		(0.35)%		(0.43)%		(0.57)%		(0.80)%
Portfolio Turnover	49.34%		35.55%		59.26%		31.38%		42.49%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.06%, 0.06%, 0.06%, 0.04% and 0.01%) was 1.51%, 1.57%, 1.43%, 1.36% and 1.39%, for
the years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.06%, 0.06%, 0.06%, 0.04% and 0.01%) was 1.09%, 1.10%, 1.09%, 1.10% and 1.10%, for
the years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE YEAR.

	Years Ended
	7/31/2025		7/31/2024		7/31/2023		7/31/2022		7/31/2021

Net Asset Value, At Beginning of Year	$ 7.48		$ 7.40		$ 9.53		$ 19.42		$ 10.97

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.01)		(0.03)		(0.04)		(0.09)		(0.15)
Net Gain (Loss) On Securities (Realized And Unrealized)	(0.55)		0.16		0.78		(1.35)		8.60
Total From Investment Operations	(0.56)		0.13		0.74		(1.44)		8.45

Distributions:
Realized Gains	(0.02)		(0.05)		(2.87)		(8.45)		-
Total From Distributions	(0.02)		(0.05)		(2.87)		(8.45)		-

Net Asset Value, At End Of Year	$ 6.90		$ 7.48		$ 7.40		$ 9.53		$ 19.42

Total Return **	(7.48)%		1.84%		15.93%		(15.84)%		77.03%

Ratios/Supplemental Data:
Net Assets At End Of Year (Thousands)	$ 10,022		$ 10,772		$ 6,974		$ 13,628		$ 15,635
Before Waivers
Ratio Of Expenses To Average Net Assets	1.99%	(a)	2.35%	(a)	2.30%	(a)	1.88%	(a)	1.81%	(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.28%	(b)	1.43%	(b)	1.53%	(b)	1.51%	(b)	1.50%	(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.21)%		(0.48)%		(0.50)%		(0.77)%		(1.01)%
Portfolio Turnover	49.18%		36.75%		35.70%		26.88%		56.25%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.

(a) Expenses before waivers (excluding shareholder servicing fees of 0.05%, 0.03%, 0.03%, 0.01% and less than 0.01%) was 1.94%, 2.32%, 2.27%, 1.87% and 1.80%, for the years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.05%, 0.03%, 0.03%, 0.01% and less than 0.01%) was 1.23%, 1.40%, 1.50%, 1.50% and 1.50%, for the years ended July 31, 2025, 2024, 2023, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT DURATION INCOME FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Period *
	Ended
	7/31/2025

Net Asset Value, At Beginning of Period	$ 100.00

Income From Investment Operations:
Net Investment Income **	3.06
Net Gain On Securities (Realized And Unrealized)	0.56
Total From Investment Operations	3.62

Distributions:
Net Investment Income	(2.69)
Total From Distributions	(2.69)

Net Asset Value, At End Of Period	$ 100.93

Total Return ***	3.67%	(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 364,358
Before Waivers
Ratio Of Expenses To Average Net Assets	0.50%	(a) (c)
After Waivers
Ratio Of Expenses To Average Net Assets	0.40%	(b) (c)
Ratio Of Net Investment Income To Average Net Assets	4.94%	(c)
Portfolio Turnover	69.84%	(d)

* For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.00%) was 0.50%, for the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.00%) was 0.40%, for the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
WISDOM SHORT TERM GOVERNMENT FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	Period *
	Ended
	7/31/2025

Net Asset Value, At Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income **	0.26
Net Loss On Securities (Realized And Unrealized)	(0.01)
Total From Investment Operations	0.25

Distributions:
Net Investment Income	(0.26)
Total From Distributions	(0.26)

Net Asset Value, At End Of Period	$ 9.99

Total Return ***	2.57%	(d)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 52,021
Before Waivers
Ratio Of Expenses To Average Net Assets	0.57%	(a) (c)
After Waivers
Ratio Of Expenses To Average Net Assets	0.22%	(b) (c)
Ratio Of Net Investment Income To Average Net Assets	4.26%	(c)
Portfolio Turnover	15.81%	(d)

* For the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.00%) was 0.57%, for the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.00%) was 0.22%, for the period December 19, 2024 (commencement of investment operations) to July 31, 2025.
(c) Annualized
(d) Not annualized

The accompanying notes are an integral part of these financial statements.

Spend Life Wisely Funds Investment Trust

Notes to Financial Statements

July 31, 2025

Note 1. Organization

Spend Life Wisely Funds Investment Trust (the “Trust”), (formerly Ranger Funds Investment Trust), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The name of the Trust, Ranger Funds Investment Trust, was replaced by Spend Life Wisely Funds Investment Trust as of October 16, 2024. The Trust currently offers shares of beneficial interest (“shares”) of four series: Ranger Small Cap Fund, Ranger Micro Cap Fund, Wisdom Short Duration Income Fund, and Wisdom Short Term Government Fund (each a “Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Wisdom Short Duration Income Fund (“Short Duration Fund”) is a diversified portfolio with an investment objective to seek to preserve capital and provide liquidity while generating an optimal level of risk managed income. Wisdom Short Term Government Fund (the “Government Fund”) is a diversified portfolio with an investment objective to seek to provide current income consistent with liquidity and the preservation of capital. The Short Duration Fund and the Government Fund commenced investment operations on December 19, 2024. Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale. The Short Duration Fund is currently closed to new investors. The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (“Ranger Investment”) serves as investment adviser to the Small Cap and Micro Cap Funds. Ranger Investment is referred to as the “Ranger Adviser.” Wisdom Fixed Income Management, LLC (“Wisdom Management”) serves as investment adviser to the Short Duration and Government Funds. Wisdom Management is referred to as the “Wisdom Adviser.”

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Updated 2013-08.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period and/or year ended July 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for the Funds are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Funds is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

An investment in the Funds is subject to a variety of risk, including the possible loss of investment capital. Additional risks associated with the Funds include, but are not limited to:

Micro and Small Capitalization Risk: Micro or small capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of micro and small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio and Micro Cap Fund portfolio invests in small capitalization companies and micro capitalization companies, respectively, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap and micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Funds to dispose of a security position at all or at a price which represents current or fair market value.

Derivatives Risk: The Short Duration Fund may use futures and swaps to or hedge against interest rate risk and foreign currency risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Futures Risk: The Short Duration Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Short Duration Fund. This risk could cause the Short Duration Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Asset-Backed Securities Risk: Asset-backed securities are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase, and the Short Duration and Government Fund may have to reinvest prepayment proceeds at a lower interest rate.

Mortgage-Backed Securities Risk: Mortgage-backed securities are classified generally as either commercial mortgage-backed securities or residential mortgage-backed securities, each of which is subject to certain specific risks. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These risks may reduce the Short Duration and Government Funds’ returns. In addition, investments in mortgage-backed securities may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Government Securities Risk: The Government Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

A number of other risks are associated with an investment in the Funds, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Funds’ prospectuses.

Note 4. Security Valuations

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the respective Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The respective Adviser may utilize third parties to assist the respective Adviser in its capacity as valuation designee available at the time the valuation is made and that the respective Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Fixed income securities (corporate bonds, mortgage-backed securities, and commercial paper) - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

U.S. government agencies & obligations - U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (future contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of July 31, 2025:

Assets	Level 1	Level 2	Total
Common Stocks	$29,231,777	$ -	$29,231,777
Short-Term Investment	222,208	-	222,208
Total	$29,453,985	$ -	$29,453,985

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of July 31, 2025:

Assets	Level 1	Level 2	Total
Common Stocks	$ 9,581,704	$ -	$ 9,581,704
Short-Term Investment	441,376	-	441,376
Total	$10,023,080	$ -	$10,023,080

The following table presents information about the Short Duration Fund’s investments and derivatives measured at fair value as of July 31, 2025:

Assets	Level 1	Level 2	Total
Corporate Bonds	$ -	$284,229,076	$284,229,076
Government-Sponsored Enterprise Debt	-	7,414,290	7,414,290
Mortgage-Backed Securities	-	51,601,326	51,601,326
Exchange Traded Funds	23,897,200	-	23,897,200
Short-Term Investment	99,900	2,199,698	2,299,598
Total	$23,997,100	$345,444,390	$369,441,490

Other Financial Instruments - Assets	Level 1	Level 2	Total
Long Futures Contracts (a)	$ 1,171	$ -	$ 1,171
Short Futures Contracts (a)	535,346	-	535,346
Total	$ 536,517	$ -	$ 536,517

(a) Includes cumulative appreciation (depreciation).

The following table presents information about the Government Fund’s investments measured at fair value as of July 31, 2025:

Assets	Level 1	Level 2	Total
Government-Sponsored Enterprise Debt	$ -	$20,664,004	$20,664,004
United States Treasury Bond	-	31,301,210	31,301,210
Short-Term Investment	10,723,101	-	10,723,101
Total	$10,723,101	$51,965,214	$62,688,315

The Funds did not hold any Level 3 assets as of July 31, 2025. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the period and/or year ended July 31, 2025.

Note 5. Derivative Transactions

Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Duration Fund

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities for the Fund as of July 31, 2025 was as follows:

Assets	Interest Rate Contracts
Unrealized Appreciation on Futures Contracts	$ 536,517
Total	$ 536,517

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2025, and related activity was as follows:

Type of Derivative	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest Rate Contracts	$ (158,246)	$ 536,517	$ 378,271
	$ (158,246)	$ 536,517	$ 378,271

The Fund considers the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of its derivative activities during the period ended July 31, 2025.

Average Notional Amount	Interest Rate Contracts
Long Futures Contracts	$ 369,505
Short Futures Contracts	$ (86,274,249)

Note 6. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreement between the Ranger Adviser and the Trust (the “Ranger Management Agreement”), Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and Micro Cap Fund. For the year ended July 31, 2025, the Ranger Adviser earned $316,214 from the Small Cap Fund. For the year ended July 31, 2025, the Ranger Adviser earned $103,136 from the Micro Cap Fund. For the year ended July 31, 2025, the Ranger Adviser waived $131,529 and $73,845 in fees from the Small Cap Fund and Micro Cap Fund, respectively. At July 31, 2025, the Ranger Adviser was owed $25,723 from the Small Cap Fund. At July 31, 2025, the Ranger Adviser was owed $422 from the Micro Cap Fund.

Pursuant to the Management Agreement between the Wisdom Adviser and the Trust (the “Wisdom Management Agreement”), Wisdom Management is entitled to investment advisory fees, computed daily and payable monthly, of 0.30% per annum of the average daily net assets of Short Duration Fund and 0.15% per annum of the average daily net assets of Government Fund. For the period December 19, 2024 (commencement of investment operations) through July 31, 2025, the Wisdom Adviser earned $328,512 from the Short Duration Fund. For the period December 19, 2024 (commencement of investment operations) through July 31, 2025, the Wisdom Adviser earned $46,632 from the Government Fund. For the period ended July 31, 2025, the Wisdom Adviser waived $112,975 in fees from the Short Duration Fund. For the period ended July 31, 2025, the Wisdom Adviser waived $46,632 in advisory fees and reimbursed the Government Fund $61,840. At July 31, 2025, the Wisdom Adviser was owed $47,543 from the Short Duration Fund. At July 31, 2025, the Wisdom Adviser was owed $0 from the Government Fund.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Ranger Expense Limitation Agreement”), whereby the Ranger Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of Small Cap Fund and Micro Cap Fund will not exceed 1.10% and 1.25%, respectively, of average daily net assets until November 30, 2025.

Wisdom Management has entered into an Expense Limitation Agreement with the Trust (the “Wisdom Expense Limitation Agreement”), whereby the Wisdom Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of Short Duration Fund and Government Fund will not exceed 0.40% and 0.22%, respectively, of average daily net assets until December 31, 2025.

The Advisers may recoup any waived or reimbursed amount from each respective Fund pursuant to each expense limitation agreement if such reimbursement does not cause the respective Fund to exceed existing expense Fund limitations at the time of the original waiver/reimbursement and the reimbursement is made within three years after the respective adviser incurred the expenses. As of July 31, 2025, Ranger Investment is entitled to recapture $403,549 in expenses pursuant to the Ranger Expense Limitation Agreement from the Small Cap Fund and $189,535 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund
July 31, 2023	July 31, 2026	$ 119,206	$ 52,870
July 31, 2024	July 31, 2027	152,814	62,820
July 31, 2025	July 31, 2028	131,529	73,845
		$ 403,549	$ 189,535

As of July 31, 2025, Wisdom Management is entitled to recapture $112,975 in expenses pursuant to the Wisdom Expense Limitation Agreement from the Short Duration Fund and $108,472 in expenses pursuant to the Expense Limitation Agreement from the Government Fund.

Fiscal Year Ended	Recoverable Through	Short Duration Fund	Government Fund
July 31, 2025	July 31, 2028	$ 112,975	$ 108,472
		$ 112,975	$ 108,472

Pursuant to the Management Services Agreement between Ranger Asset Management Company, LLC and the Trust, Ranger Asset Management Company, LLC is entitled to administrative fees, computed daily and payable monthly, of 0.05% per annum of the average daily net assets of Small Cap Fund, Micro Cap Fund, Short Duration Fund, and Government Fund. Ranger Asset Management Company, LLC is also entitled to operation service fees of $5,000 annually per Fund. For the year ended July 31, 2025, Ranger Asset Management Company, LLC earned fees of $20,805 for the Small Cap Fund and $10,152 for the Micro Cap Fund. For the period December 19, 2024 (commencement of investment operations) through July 31, 2025, Ranger Asset Management Company, LLC earned fees of $57,788 for the Short Duration Fund and $18,613 for the Government Fund.

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee. None of the executive officers receive compensation from the Trust.

Note 7. Agreements

Transfer Agent Agreement and Accounting Services Agreement: Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Small Cap Fund and Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Small Cap Fund’s and Micro Cap Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Small Cap Fund and Micro Cap Fund are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Trust and the Adviser are not affiliated with the Distributor.

Shareholder Servicing Fees: In March 2021, The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses to Charles Schwab & Co., Inc., ADP Broker-Dealer, Inc., and National Financial Services LLC.

Note 8. Segment Reporting

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the respective Adviser is deemed to be the Chief Operating Decision Maker.

Note 9. Capital Share Transactions

At July 31, 2025, there were unlimited shares authorized at no par value for the Trust (which includes the Small Cap Fund, Micro Cap Fund, Short Duration Fund and Government Fund). The following table summarizes transactions in capital for each respective period or year:

Small Cap Fund – Institutional Class	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	140,880	$ 2,490,181	330,511	$ 5,722,581
Shares Reinvested	-	-	75,801	1,315,901
Shares Redeemed	(416,248)	(7,256,407)	(179,203)	(2,896,703)
Net Increase (Decrease)	(275,368)	$(4,766,226)	227,109	$ 4,141,779

Micro Cap Fund – Institutional Class	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	195,592	$ 1,364,042	532,125	$ 3,662,401
Shares Reinvested	4,321	31,543	7,111	47,144
Shares Redeemed	(188,564)	(1,362,465)	(40,877)	(255,735)
Net Increase	11,349	$ 33,120	498,359	$ 3,453,810

Short Duration Fund – Institutional Class	December 19, 2024 (commencement of investment operations) through July 31, 2025
	Shares	Amount
Shares Sold	3,556,070	$ 356,472,100
Shares Reinvested	54,051	5,428,501
Shares Redeemed	(109)	(11,018)
Net Increase	3,610,012	$ 361,889,583

Government Fund – Institutional Class	December 19, 2024 (commencement of investment operations) through July 31, 2025
	Shares	Amount
Shares Sold	5,072,382	$ 50,723,100
Shares Reinvested	134,091	1,340,333
Shares Redeemed	(307)	(3,074)
Net Increase	5,206,166	$ 52,060,359

The Small Cap Fund, Micro Cap Fund, Short Duration Fund, and Government Fund have not issued Investor Class shares.

Note 10. Investments

For the year ended July 31, 2025, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, were as follows:

	Purchases	Sales
Small Cap Fund	$15,135,350	$19,370,332
Micro Cap Fund	5,052,785	4,916,800

For the period December 19, 2024 (commencement of investment operations) through July 31, 2025, the cost of purchases and the proceeds from sales, other than U.S. Government securities, futures, and short-term securities, were as follows:

	Purchases	Sales
Short Duration Fund	$479,251,340	$123,493,298
Government Fund	10,137,298	1,163,820

For the period December 19, 2024 (commencement of investment operations) through July 31, 2025, the cost of purchases and the proceeds from sales of U.S. Government securities were as follows:

	Purchases	Sales
Short Duration Fund	$ 999,882	$ 1,000,000
Government Fund	162,987,311	132,530,353

Note 11. Federal Income Taxes

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for net operating losses resulted in reclassifications for the Fund for the fiscal year ended July 31, 2025, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Small Cap Fund	$ (112,822)	$ 112,822
Micro Cap Fund	(29,387)	29,387

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for non-deductible offering fees resulted in reclassifications for the Fund for the fiscal year ended July 31, 2025, as follows:

Fund	Paid In Capital	Accumulated Earnings (Gain)
Short Duration Fund	$ (39,316)	$ 39,316
Government Fund	$ (41,150)	$ 41,150

The tax character of distributions paid during the following periods were as follows:

For fiscal year ended July 31, 2025:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Fund	$ —	$ —	$ —	$ —
Micro Cap Fund	$ 31,543	$ —	$ —	$ 31,543
Short Duration Fund	$ 5,428,501	$ —	$ —	$ 5,428,501
Government Fund	$ 1,340,333	$ —	$ —	$ 1,340,333

For fiscal year ended July 31, 2024:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Fund	$ —	$ 1,946,692	$ —	$ 1,946,692
Micro Cap Fund	$ 14,733	$ 32,411	$ —	$ 47,144

As of July 31, 2025, the components of accumulated earnings/(deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long -Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/Deficits
Small Cap Fund	$ -	$ 81,297	$ (73,308)	$ -	$ -	$3,035,624	$ 3,043,613
Micro Cap Fund	$ -	$ -	$(265,506)	$ (457,609)	$ (2,302)	$ 822,653	$ 97,236
Short Duration Fund	$617,242	$226,962	$ -	$ -	$ -	$1,663,759	$ 2,507,963
Government Fund	$ 30,154	$ -	$ (2,410)	$ -	$ -	$ (26,065)	$ 1,679

At July 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Net Unrealized Appreciation
Small Cap Fund	$ 26,418,362	$5,732,350	$ (2,696,727)	$ 3,035,623
Micro Cap Fund	$ 9,200,427	$1,632,480	$ (809,827)	$ 822,653
Short Duration Fund	$367,777,731	$2,210,122	$ (546,363)	$ 1,663,759
Government Fund	$ 62,714,380	$ 2,251	$ (28,316)	$ (26,065)

As of the tax year ended July 31, 2025, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Small Cap Fund	$ -	$ -	$ -
Micro Cap Fund	$ -	$457,609	$457,609
Short Duration Fund	$ -	$ -	$ -
Government Fund	$ -	$ -	$ -

Note 12. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2025, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 59.86% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of July 31, 2025, R. E. Smith Sub S Trust held approximately 33.38% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of July 31, 2025, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 47.47% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. As of July 31, 2025, First United Bank & Trust held approximately 99.60% of the voting securities of the Short Duration Fund and may be deemed to control the Short Duration Fund. As of July 31, 2025, First United Bank & Trust held approximately 98.61% of the voting securities of the Government Fund and may be deemed to control the Government Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Funds.

Note 13. Market Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 14. Subsequent Events

The Short Duration Fund will be converted to an Exchange-Traded Fund with a target date of October 6, 2025. Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Spend Life Wisely Funds Investment Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts (as applicable), of Spend Life Wisely Funds Investment Trust (formerly known as Ranger Funds Investment Trust) comprising Ranger Small Cap Fund, Ranger Micro Cap Fund, Wisdom Short Duration Income Fund, and Wisdom Short Term Government Fund (the “Funds”) as of July 31, 2025, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Ranger Small Cap Fund and Ranger Micro Cap Fund	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, 2023 and 2022
Wisdom Short Duration Income Fund and Wisdom Short Term Government Fund	For the period December 19, 2024 (commencement of investment operations) to July 31, 2025

Ranger Small Cap Fund’s and Ranger Micro Cap Fund’s financial highlights for the year ended July 31, 2021, were audited by other auditors whose report dated September 29, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 29, 2025

Spend Life Wisely Funds Investment Trust

Additional Information

July 31, 2025 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov and (3) from the Funds’ website at www.spendlifewiselyfunds.com.

Amendment to Spend Life Wisely Funds Investment Trust’s Management Agreement with Wisdom Fixed Income Management, LLC to change to a unitary fee structure with respect to Short Duration Income Fund (the “Fund”)

The Board reviewed its prior deliberations and information as well as updated information from the adviser Wisdom Fixed Income Management LLC ("Wisdom") related to a proposed amendment to the Management Agreement. The Board concluded that it remained satisfied with the nature, extent and quality of services provided by Wisdom. Wisdom explained that the quality of services would remain unchanged when the Fund converts to an exchange traded fund (ETF) and that there have been no material changes to the financial condition or support from Wisdom’s parent entities. The Board reviewed the Fund's performance information year to date, through July 18, 2025. The Board observed that Fund outperformed the Morningstar Short-Term Bond Category and the Morningstar Index during the period presented. The Board concluded performance remains satisfactory.

The Board considered that under that unitary fee structure, Wisdom would be responsible for paying substantially all the operating expenses of the Fund, with a few exceptions, for borrowing costs, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, and extraordinary expenses. The Board considered that in conjunction with this unitary structure, Wisdom proposed raising the advisory fee from 0.30% to 0.40% per annum of the average daily net assets of the Fund, subject to breakpoints. The Board reviewed the proposed advisory fee in comparison to a peer group. The Board noted that the proposed advisory fee was above the peer group average of 0.29% but was significantly below the upper end of the reasonable range of fees. The Board acknowledged that a number of peer funds had fees below 0.10% which drove down the peer group average and that these funds had very high levels of assets and were part of large fund complexes. The Board noted that Wisdom included break points for the advisory fee of 0.40% for the first $500 million in assets, 0.35% for the next $500 million, and 0.30% for assets over $1 billion. The Board concluded the proposed fee structure, which shares economies of scale was satisfactory. The Board turned to the revised profit analysis provided by Wisdom. The Board observed there was a slight increase in the anticipated year 1 profit but a drop in year 2 profit. The Board noted that there were certain assumptions included in the profitability analysis, related to certain expenses and asset levels. The Board concluded the projected profit levels were reasonable and do not raise a concern over excessive profits for Wisdom. The Board concluded that the amendment to the Management Agreement is in the best interest of the fund and its shareholders and is approved, subject to shareholder approval.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spend Life Wisely Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: October 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: October 2, 2025

By /s/ Jay Thompson

     Jay Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: October 2, 2025